Other long term obligations	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long term obligations
a) Other long term obligations are as follows:

	December 31, 2016	December 31, 2015
Deferred lease inducements liability (note 16(b))	$38	$145
Asset retirement obligation (note 16(c))	678	617
Restricted share unit plan (note 21(d))	—	671
Directors' deferred stock unit plan (note 21(f))	4,945	2,246
Deferred gain on sale leaseback (note 16(d))	3,199	780
	$8,860	$4,459
Less current portion of:
Restricted share unit plan (note 21(d))	—	(671)
Deferred gain on sale leaseback (note 16(d))	(586)	(221)
	$8,274	$3,567

b) Deferred lease inducements liability
Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2016	December 31, 2015
Balance, beginning of year	$145	$252
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$38	$145

c) Asset retirement obligation
The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2016	December 31, 2015
Balance, beginning of year	$617	$562
Accretion expense	61	55
Balance, end of year	$678	$617

At December 31, 2016, estimated undiscounted cash flows required to settle the obligation were $1,084 (December 31, 2015 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.
d) Deferred gain on sale leaseback
The Company recorded a gain on the sale leaseback of certain heavy equipment. The gain on sale has been deferred and is being amortized over the expected life of the equipment.

	December 31, 2016	December 31, 2015
Balance, beginning of year	$780	$371
Addition	2,792	512
Amortization of deferred gain on sale leaseback	(373)	(103)
Balance, end of year	$3,199	$780